Business Combination (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 06, 2014
Business Acquisition [Line Items]
Intangible asset, estimated useful life			5 years
Payments to Acquire Businesses, Gross						$ 441,964
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles						694,000
Revenue, Net	6,086,465	4,374,951	16,266,032	12,290,088	17,400,051	13,178,985
Operating expenses	2,091,041	1,693,071	6,109,551	4,725,822	6,491,537	6,510,532
ESC, Inc. d/b/a ESC Software [Member]
Business Acquisition [Line Items]
Principal amount	350,000		350,000				350,000
Net Income (Loss) Attributable to Parent			9,000
Revenue, Net			429,000
Operating expenses			420,000
ESC, Inc. d/b/a ESC Software [Member] | Customer Lists [Member]
Business Acquisition [Line Items]
Intangible asset, estimated useful life			5 years
ESC, Inc. d/b/a ESC Software [Member] | Vice President [Member]
Business Acquisition [Line Items]
Agreement Term							3 years
Other commitment							162,000
Stock option granted							20,000
Option Exercise Price							$ 4.50
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage							20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							5 years
HighTower [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross						441,964
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Deferred Revenue						299,634
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles						46,000
Net Income (Loss) Attributable to Parent						461,647
Revenue, Net						1,145,319
Costs and Expenses						$ 683,672